Equity	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Equity

31. Equity

The table below presents the changes in shares issued and fully paid and shares authorized, by class, as of December 31, 2025, 2024 and 2023.

		2025
Shares authorized and fully issued	Note	Class A Ordinary shares	Class B Ordinary shares	Total

Total as of December 31, 2024		3,768,057,942	1,050,600,698	4,818,658,640
Conversion of class B shares in class A shares		28,000,000	(28,000,000)	-
SOPs exercised and RSUs vested	10	47,635,289	-	47,635,289
Shares withheld for employees' taxes		(11,660,076)	-	(11,660,076)
Share-based payments to service providers		81,389	-	81,389
Issuance of class A shares - business acquisitions		958,390	-	958,390
Total as of December 31, 2025		3,833,072,934	1,022,600,698	4,855,673,632

		2024
Shares authorized and fully issued	Note	Class A Ordinary shares	Class B Ordinary shares	Total

Total as of December 31, 2023		3,682,625,012	1,083,312,142	4,765,937,154
Conversion of class B shares in class A shares		32,711,444	(32,711,444)	-
SOPs exercised and RSUs vested	10	53,394,031	-	53,394,031
Shares withheld for employees' taxes		(8,860,778)	-	(8,860,778)
Shares issued to service providers		97,594	-	97,594
Issuance of class A shares - business acquisitions		8,090,639	-	8,090,639
Total as of December 31, 2024		3,768,057,942	1,050,600,698	4,818,658,640

		2023
Shares authorized and fully issued	Note	Class A Ordinary shares	Class B Ordinary shares	Total

Total as of December 31, 2022		3,602,854,813	1,091,933,041	4,694,787,854
Conversion of class B shares in class A shares		8,620,899	(8,620,899)	-
SOPs exercised and RSUs vested	10	68,312,944	-	68,312,944
Shares withheld for employees' taxes	10	(8,848,203)	-	(8,848,203)
Shares repurchased		(290,676)	-	(290,676)
Share issued to service providers		4,355,374	-	4,355,374
Issuance of class A shares - Olivia acquisition		6,097,262	-	6,097,262
Issuance of class A shares - Spin Pay acquisition		877,665	-	877,665
Issuance of class A shares - Cognitect acquisition		644,934	-	644,934
Total as of December 31, 2023		3,682,625,012	1,083,312,142	4,765,937,154

Shares authorized and unissued	Class A Ordinary shares	Class B Ordinary shares	Total

Reserved for the share-based payments	-	-	228,167,482
Shares authorized which may be issued class A or class B	-	-	43,519,600,096
Shares authorized and unissued as of December 31, 2025	-	-	43,747,767,578

Shares authorized issued	3,833,072,934	1,022,600,698	4,855,673,632
Total as of December 31, 2025	3,833,072,934	1,022,600,698	48,603,441,210

a) Other share events

As of December 31, 2025, the Company had authorized and unissued ordinary shares, which were reserved for commitments related to business acquisitions, share-based payment plans (note 10) and future issuances for unspecified purposes. These shares may be issued either as class A or class B ordinary shares.

b) Share capital and share premium reserve

All share classes of the Company had a nominal par value of US$0.0000067 on December 31, 2025 and December 31, 2024, and the total amount of share capital was US$84 on December 31, 2025, (US$84 as of December 31, 2024).

Share premium reserve relates to amounts contributed by shareholders over the par value at the issuance of shares.

The total of exercised Stock Options (SOP) was US$6,221 for the year ended on December 31, 2025 (US$5,546 for the year ended on December 31, 2024).

c) Retained earnings

The retained earnings include the profit or losses of the Group and the share-based payment reserve amount, as shown in the table below.

As described in note 10, the Group's share-based payments include incentives in the form of SOPs, RSUs and Awards. Further, the Company can use the reserve to absorb accumulated losses.

	2025	2024	2023

Retained earnings	5,151,437	2,280,302	329,468
Share-based payments reserve	1,261,263	1,140,294	947,481
Total attributable to shareholders of the parent company	6,412,700	3,420,596	1,276,949

d) Shares repurchased and withheld

Shares may be repurchased from certain former employees when they leave the Group, due to contractual terms of deferred payments on business combinations, or withheld because of RSUs plans to settle the employee’s tax obligation. These shares repurchased or withheld are canceled and cannot be reissued or subscribed. During the years ended December 31, 2025, 2024 and 2023, the following shares were withheld:

	2025	2024	2023
Number of shares repurchased	-	-	290,676
Total value of shares repurchased	-	-	-
Number of shares withheld - RSU	11,660,076	8,860,778	8,848,203
Total value of shares withheld - RSU	146,166	100,847	52,242

e) Accumulated other comprehensive income (loss)

Other comprehensive income (loss) includes the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognized in equity through the consolidated statement of comprehensive income.

Other comprehensive income that may be subsequently reclassified to profit or loss is related to cash flow hedges that qualify as effective hedges and currency translation that represents the cumulative gains and losses on the retranslation of the Group’s investment in foreign operations. These amounts will remain under this heading until they are recognized in the consolidated statement of income in the periods in which the hedged items affect it, for example, in the case of the cash flow hedge.

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities designated at fair value. Amounts in the own credit reserve are not reclassified to profit or loss in future periods.

The accumulated balances are as follows:

	2025	2024	2023

Cash flow hedge effects, net of deferred taxes	(4,076)	22,750	12,417
Currency translation on foreign entities	(196,018)	(862,977)	135,497
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	15,296	11,582	7,998
Own credit adjustment effects	498	478	518
Total	(184,300)	(828,167)	156,430